Basis of preparation - Additional information (Details)			12 Months Ended
	Apr. 24, 2020	Sep. 19, 2019	Dec. 31, 2020
Disclosure of associates [line items]
Stock split conversion ratio		0.000064
Share consolidation ratio	0.8
Overland ADCT BioPharma
Disclosure of associates [line items]
Proportion of ownership interest in joint venture			49.00%